Interest Expense and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense and Finance Costs [Abstract]
Interest payable on long-term borrowings	$ 2,004	$ 1,778	$ 2,430
Bank charges	29	34	33
Amortization of debt discount	23	84	128
Other finance expenses	0	325	85
Total	$ 2,056	$ 2,221	$ 2,676